SUBSEQUENT EVENTS - Consulting Arrangements (Details) - Consulting Arrangements - Related party - Ground Tunnel Capital LLC	Sep. 23, 2025 USD ($) $ / shares
SUBSEQUENT EVENTS
Period for receiving premium sponsorship benefits	36 months
Agreement term	3 years
Consultation fee payable annually	$ 1,000,000
Consultation fee payable quarterly	$ 250,000
Warrants received as percentage of fully diluted outstanding equity	1.00%
Exercise price | $ / shares	$ 3.82
Warrants term	5 years